Stockholders’ Deficiency (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member]	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 $ / shares shares	May 30, 2023 $ / shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,777,649	1,749,193	1,749,193	244,752
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 10		$ 9.75		$ 7.75
10.00 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		122,472	122,472	122,471
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 10		$ 10
Expiry Date		Aug. 30, 2024	Aug. 30, 2024	Aug. 30, 2024
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		133,196	133,196	122,281
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 7.75		$ 7.75
Expiry Date		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		35,064	35,064
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 7.75
Expiry Date		Oct. 16, 2026	Oct. 16, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		101,000	101,000
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 7.75
Expiry Date		Nov. 08, 2026	Nov. 08, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		394,570	394,570
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 7.75
Expiry Date		Dec. 22, 2026	Dec. 22, 2026
7.23 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		452,711	452,711
Exercise Price (in Dollars per share and Dollars per share) | $ / shares		$ 7.23
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
7.25 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		219,098	219,098
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 7.25	$ 9.75
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
7.25 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		272,699	272,699
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 7.25	$ 9.75
Expiry Date		Mar. 15, 2028	Mar. 15, 2028
7.08 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	262,286	18,383	18,383
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.08	$ 7.08
Expiry Date	Mar. 15, 2028	Mar. 15, 2028	Mar. 15, 2028
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	102,010	478,811	478,811
Warrant [Member] | 7.25 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		219,098	219,098
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 7.25	$ 9.75
Expiry Date		Feb. 16, 2028	Feb. 16, 2028
Warrant [Member] | 7.25 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding		259,713	259,713
Exercise Price (in Dollars per share and Dollars per share) | (per share)		$ 7.25	$ 9.75
Expiry Date		Mar. 15, 2028	Mar. 15, 2028